CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY - Disclosure of Significant Increase in Credit Risk (Details) £ in Millions	12 Months Ended
Dec. 31, 2021 GBP (£) grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Increase in ECL transferred to lifetime expected loss | £	£ 15
1
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
PD boundary % (in percent)	10.00%
2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
PD boundary % (in percent)	40.00%
3
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
PD boundary % (in percent)	80.00%
4
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
PD boundary % (in percent)	120.00%
5
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
PD boundary % (in percent)	250.00%
6
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
PD boundary % (in percent)	450.00%
7
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
PD boundary % (in percent)	750.00%
8
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
PD boundary % (in percent)	1000.00%
9
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
PD boundary % (in percent)	1400.00%
10
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
PD boundary % (in percent)	2000.00%
11
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
PD boundary % (in percent)	3000.00%
12
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
PD boundary % (in percent)	4500.00%
13
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
PD boundary % (in percent)	9999.00%
14
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
PD boundary % (in percent)	10000.00%
1 | Mortgages SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Financial assets, SICR grade	5
1 | Credit cards, loans and overdrafts SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Financial assets, SICR grade	4
2 | Mortgages SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Financial assets, SICR grade	5
2 | Credit cards, loans and overdrafts SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Financial assets, SICR grade	5
3 | Mortgages SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Financial assets, SICR grade	6
3 | Credit cards, loans and overdrafts SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Financial assets, SICR grade	6
4 | Mortgages SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Financial assets, SICR grade	7
4 | Credit cards, loans and overdrafts SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Financial assets, SICR grade	7
5 | Mortgages SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Financial assets, SICR grade	8
5 | Credit cards, loans and overdrafts SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Financial assets, SICR grade	8
6 | Mortgages SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Financial assets, SICR grade	9
6 | Credit cards, loans and overdrafts SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Financial assets, SICR grade	9
7 | Mortgages SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Financial assets, SICR grade	10
7 | Credit cards, loans and overdrafts SICR grade
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Financial assets, SICR grade	10
Stage 2
CRITICAL ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) [Line Items]
Additions to financial assets | £	£ 300